Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account C

Multiple Sponsored Retirement Options

Supplement dated January 19, 2018 to the Contract Prospectus and
Contract Prospectus Summary, each dated May 1, 2017, as amended

This supplement updates and amends certain information contained in your variable annuity Contract Prospectus and Contract Prospectus Summary. Please read it carefully and keep it with your Contract Prospectus and Contract Prospectus Summary for future reference.

__________________________________________________________________________

The following information only affects you if you currently invest in or plan to invest in the subaccount that corresponds to the Columbia Diversified Equity Income Fund.

Effective February 28, 2018, Columbia Diversified Equity Income Fund will change its name to Columbia Large Cap Value Fund.  All references to Columbia Diversified Equity Income Fund in the Contract Prospectus and Contract Prospectus Summary will be deleted and replaced with Columbia Large Cap Value Fund.

Effective March 9, 2018, shares held by Class K shareholders of the Columbia Large Cap Value Fund will convert to Advisor shares of the Columbia Large Cap Value Fund.

The following information only affects you if you currently invest in or plan to invest in the subaccounts that correspond to the Janus Aspen Series Portfolios.

The following Janus Aspen Series Portfolios have changed their names from the Former Fund Name to the Current Fund Name.  Accordingly, all references to the Former Fund Name in the Contract Prospectus and Contract Prospectus Summary are hereby deleted and replaced with the Current Fund Name.

Former Fund Name	Current Fund Name
Janus Aspen Balanced Portfolio	Janus Henderson Balanced Portfolio
Janus Aspen Enterprise Portfolio	Janus Henderson Enterprise Portfolio
Janus Aspen Flexible Bond Portfolio	Janus Henderson Flexible Bond Portfolio
Janus Aspen Global Research Portfolio	Janus Henderson Global Research Portfolio
Janus Aspen Janus Portfolio	Janus Henderson Research Portfolio

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

X.01107-17E	January 2018